High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 94.22%
BANK LOANS — 8.03%*
Communications — 0.84%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.92% 03/15/27
1
$ 906,750 $ 836,191
Diamond Sports Group, LLC,
Term Loan, 2nd Lien
(SOFR plus 3.25%)
4.43% 08/24/26
1
5,485,009 1,334,667
GTT Communications BV,
Term Loan B, 1st Lien
(EURIBOR plus 5.25%)
5.25% 05/31/25
1
1,235,675 1,059,306
GTT Communications, Inc.,
Term Loan B, 1st Lien
(PRIME plus 3.75%)
8.50% 05/31/25
1
1,082,463 855,671
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
8.67% 10/19/26
1
875,000 808,833
4,894,668
Consumer Discretionary — 0.57%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 3.38%)
4.74% 12/23/27
1
1,900,938 1,737,666
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.00%)
8.15% 01/24/30
1
1,741,000 1,601,720
3,339,386
Entertainment — 0.85%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.00% 02/28/25
1
5,127,449 3,269,826
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 7.00%)
7.00% 05/23/24
1
1,478,309 1,658,552
4,928,378
Finance — 0.17%
Auris Lux III SA,
Term Loan B2, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
5.57% 02/27/26
1,2
1,071,296 972,201
Health Care — 0.14%
eResearchTechnology, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.17% 02/04/27
1
856,884 793,869
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials — 2.21%
Clydesdale Acquisition Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
5.88% 04/13/29
1
$ 2,200,000 $ 2,062,500
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.67% 08/02/27
1
690,050 637,292
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.07% 02/26/27
1
1,470,000 1,354,237
Plaze, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.09% 08/03/26
1
2,295,579 2,146,367
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.71% - 5.26% 11/03/25
1
2,587,348 2,403,647
SPX FLOW, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
6.13% 04/05/29
1
489,441 457,383
Titan Acquisition, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.88% 03/28/25
1
911,209 838,503
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 05/30/24
1
1,606,731 1,408,404
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
1
1,720,347 1,518,206
12,826,539
Information Technology — 1.08%
Central Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 0.00%)
0.00% 07/06/29
1
1,245,000 1,180,266
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.92% 12/16/25
1
1,036,875 973,797
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.61% 03/04/28
1
2,715,625 2,507,880
TierPoint LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.42% 05/05/26
1
1,695,417 1,589,453
6,251,396

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials — 0.14%
Intertape Polymer Group, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
6.34% - 6.86% 06/15/28
1
$ 915,000 $ 837,989
Real Estate Investment Trust (REIT) — 0.19%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.35% 07/17/28
1,3
1,268,246 1,123,983
Retail — 0.34%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
5.81% 04/20/28
1
430,000 411,340
Staples, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 450%)
4.50% 09/12/24
1
400,000 370,334
Tacala Investment Corp.,
Term Loan B, 2nd Lien
(LIBOR plus 7.50%)
9.17% 02/04/28
1
1,249,500 1,172,450
1,954,124
Services — 0.87%
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.81% 08/01/27
1
3,631,506 3,439,490
PowerTeam Services LLC,
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.50% 03/06/26
1,4,5
2,402,000 1,647,772
5,087,262
Transportation — 0.63%
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.92% 09/01/27
1
4,000,000 3,660,000
Total Bank Loans
(Cost $52,586,396) 46,669,795
CORPORATES — 86.19%*
Automotive — 1.56%
Ford Motor Credit Co. LLC
2.90% 02/16/28 6,347,000 5,134,951
3.09% 01/09/23 986,000 982,303
Ford Motor Credit Co. LLC
(MTN)
3.55% 10/07/22 2,948,000 2,946,076
9,063,330
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking — 1.01%
Bank of America Corp.,
Series RR
4.38%
6,7
$ 2,040,000 $ 1,694,508
Bank of New York Mellon Corp. (The),
Series I
3.75%
6,7
2,515,000 2,081,162
U.S. Bancorp
3.70%
6,7
2,695,000 2,080,428
5,856,098
Communications — 20.00%
Altice France SA
(France)
5.13% 01/15/29
2,8
1,628,000 1,241,529
5.50% 10/15/29
2,8
4,679,000 3,590,401
8.13% 02/01/27
2,8
2,414,000 2,229,088
Cable One, Inc.
4.00% 11/15/30
8
5,301,000 4,369,084
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 02/01/31
8
750,000 616,907
4.50% 08/15/30
8
1,780,000 1,493,990
4.75% 03/01/30
8
750,000 645,187
5.50% 05/01/26
8
9,986,000 9,759,019
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.25% 01/15/34
8
1,871,000 1,451,849
4.75% 02/01/32
8
3,497,000 2,880,654
Cogent Communications Group, Inc.
7.00% 06/15/27
8
950,000 909,649
CommScope, Inc.
4.75% 09/01/29
8
5,344,000 4,332,648
CSC Holdings LLC
3.38% 02/15/31
8
382,000 284,083
4.50% 11/15/31
8
6,318,000 4,885,774
4.63% 12/01/30
8
5,022,000 3,389,850
5.38% 02/01/28
8
1,194,000 1,035,843
6.50% 02/01/29
8
3,391,000 3,069,262
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
8
4,581,000 1,150,976
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
8
3,859,000 3,297,859
DISH DBS Corp.
5.25% 12/01/26
8
3,105,000 2,439,645
7.38% 07/01/28 2,552,000 1,739,401
DISH Network Corp.
3.38% 08/15/26 5,120,000 3,471,360
Gray Escrow II, Inc.
5.38% 11/15/31
8
4,546,000 3,645,573
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
2,8
4,275,000 3,536,439
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
5.50% 08/01/23
†,2,4,5,9,10
6,350,000 —
8.50% 10/15/24
†,2,4,5,8
2,853,000 —

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
9.75% 07/15/25
†,2,4,5,8,9,10
$ 4,051,000 $ —
Level 3 Financing, Inc.
3.63% 01/15/29
8
4,985,000 3,832,027
3.88% 11/15/29
8
2,224,000 1,841,167
4.63% 09/15/27
8
1,804,000 1,543,168
Lumen Technologies, Inc.
4.00% 02/15/27
8
1,492,000 1,262,852
4.50% 01/15/29
8
5,800,000 4,344,084
5.38% 06/15/29
8
720,000 571,896
National CineMedia LLC
5.75% 08/15/26 2,251,000 1,038,533
5.88% 04/15/28
8
3,286,000 2,325,075
Netflix, Inc.
4.63% 05/15/29 900,000 889,485
Nexstar Media, Inc.
4.75% 11/01/28
8
1,632,000 1,429,714
Scripps Escrow II, Inc.
5.38% 01/15/31
8
3,358,000 2,686,400
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
8
1,680,000 1,435,188
Sinclair Television Group, Inc.
4.13% 12/01/30
8
2,565,000 2,037,892
Sirius XM Radio, Inc.
3.88% 09/01/31
8
5,091,000 4,063,560
5.50% 07/01/29
8
962,000 884,865
T-Mobile USA, Inc.
2.63% 04/15/26 10,371,000 9,421,034
2.63% 02/15/29 777,000 658,080
Virgin Media Secured Finance PLC
(United Kingdom)
5.50% 05/15/29
2,8
1,000,000 896,135
Vmed O2 UK Financing I PLC
(United Kingdom)
4.75% 07/15/31
2,8
3,284,000 2,660,040
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
2,8
4,184,000 3,476,898
Zayo Group Holdings, Inc.
4.00% 03/01/27
8
4,233,000 3,519,528
116,283,691
Consumer Discretionary — 3.71%
BAT Capital Corp.
5.28% 04/02/50 1,763,000 1,441,711
Edgewell Personal Care Co.
5.50% 06/01/28
8
1,000,000 916,240
Everi Holdings, Inc.
5.00% 07/15/29
8
3,324,000 2,850,330
Magallanes, Inc.
5.14% 03/15/52
8
5,935,000 4,990,341
Primo Water Holdings, Inc.
4.38% 04/30/29
8
2,942,000 2,407,630
Spectrum Brands, Inc.
3.88% 03/15/31
8
350,000 282,644
5.50% 07/15/30
8
4,384,000 3,989,440
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Triton Water Holdings, Inc.
6.25% 04/01/29
8
$ 4,722,000 $ 3,399,840
Wyndham Hotels & Resorts, Inc.
4.38% 08/15/28
8
1,477,000 1,296,068
21,574,244
Consumer Products — 0.70%
Newell Brands, Inc.
4.88% 06/01/25 3,865,000 3,787,700
Spectrum Brands, Inc.
5.00% 10/01/29
8
350,000 303,625
4,091,325
Electric — 0.33%
Pike Corp.
5.50% 09/01/28
8
2,367,000 1,925,034
Energy — 9.41%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
8
4,848,000 4,291,935
Energy Transfer LP,
Series B
6.63%
6,7
6,154,000 4,554,831
EQM Midstream Partners LP
7.50% 06/01/30
8
1,348,000 1,296,277
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 3,971,000 3,365,754
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
8
2,173,000 1,958,405
Occidental Petroleum Corp.
0.00% 10/10/36
11
19,685,000 9,785,302
4.40% 08/15/49 4,300,000 3,456,004
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
2
524,000 384,852
7.69% 01/23/50
2
425,000 290,311
Rockies Express Pipeline LLC
4.80% 05/15/30
8
650,000 544,375
6.88% 04/15/40
8
2,984,000 2,484,180
Ruby Pipeline LLC
8.00% 04/01/22
4,5,8,9,10
4,309,545 3,684,661
SM Energy Co.
6.50% 07/15/28 1,907,000 1,776,196
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,139,000 2,793,710
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
2,8
607,500 579,485
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
2,8
2,992,500 2,793,843
Transocean Sentry Ltd.
(Cayman Islands)
5.38% 05/15/23
2,8
1,364,653 1,289,597
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 1,639,000 1,493,055

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
6.88% 09/01/27 $ 2,885,000 $ 2,564,462
Valaris Ltd.,
Series 1145, PIK
(Bermuda)
8.25% 04/30/28
2,12
111,000 107,834
Venture Global Calcasieu Pass LLC
4.13% 08/15/31
8
6,089,000 5,234,972
54,730,041
Entertainment — 0.74%
Cinemark USA, Inc.
5.25% 07/15/28
8
2,980,000 2,400,449
Live Nation Entertainment, Inc.
4.75% 10/15/27
8
1,000,000 892,500
WMG Acquisition Corp.
3.75% 12/01/29
8
1,223,000 1,028,482
4,321,431
Finance — 1.86%
American Express Co.,
Series D
3.55%
6,7
2,150,000 1,741,500
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,8
2,083,000 1,699,769
Charles Schwab Corp. (The)
5.00%
6,7
2,430,000 2,184,398
Citigroup, Inc.
3.79% 03/17/33
7
1,621,000 1,465,787
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
8
3,458,000 3,081,733
JPMorgan Chase & Co.,
Series KK
3.65%
6,7
805,000 661,308
10,834,495
Food — 5.86%
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
8
855,000 723,650
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
2,8
939,000 773,038
4.38% 02/02/52
2,8
8,350,000 5,897,876
5.50% 01/15/30
2,8
1,170,000 1,109,077
Kraft Heinz Foods Co.
4.25% 03/01/31 850,000 809,212
4.38% 06/01/46 1,643,000 1,369,665
5.00% 06/04/42 700,000 640,694
5.20% 07/15/45 6,650,000 6,168,482
Nathan's Famous, Inc.
6.63% 11/01/25
8
512,000 492,800
Pilgrim's Pride Corp.
3.50% 03/01/32
8
9,111,000 7,156,015
Post Holdings, Inc.
5.75% 03/01/27
8
5,205,000 5,068,369
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
8
$ 2,077,000 $ 1,757,407
TreeHouse Foods, Inc.
4.00% 09/01/28 2,566,000 2,094,164
34,060,449
Gaming — 1.42%
Caesars Entertainment, Inc.
4.63% 10/15/29
8
500,000 390,639
8.13% 07/01/27
8
3,542,000 3,429,807
CDI Escrow Issuer, Inc.
5.75% 04/01/30
8
621,000 565,746
Penn National Gaming, Inc.
4.13% 07/01/29
8
5,035,000 3,880,072
8,266,264
Health Care — 13.57%
180 Medical, Inc.
3.88% 10/15/29
8
1,613,000 1,403,310
Bausch Health Cos., Inc.
(Canada)
5.25% 02/15/31
2,8
4,996,000 2,572,990
Cano Health LLC
6.25% 10/01/28
8
3,367,000 2,769,547
Catalent Pharma Solutions, Inc.
5.00% 07/15/27
8
1,921,000 1,810,696
Centene Corp.
2.45% 07/15/28 7,675,000 6,411,139
2.63% 08/01/31 2,500,000 2,001,250
3.00% 10/15/30 865,000 719,148
Embecta Corp.
6.75% 02/15/30
8
4,174,000 3,773,263
Encompass Health Corp.
4.50% 02/01/28 2,000,000 1,720,000
4.63% 04/01/31 3,106,000 2,526,931
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
2,8
4,840,000 4,212,172
HCA, Inc.
4.63% 03/15/52
8
4,000,000 3,202,207
5.38% 02/01/25 1,500,000 1,497,920
5.63% 09/01/28 1,088,000 1,073,682
5.88% 02/01/29 5,249,000 5,272,516
7.69% 06/15/25 1,650,000 1,760,220
HCA, Inc.
(MTN)
7.58% 09/15/25 1,650,000 1,747,395
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
8
4,469,000 3,616,755
Molina Healthcare, Inc.
3.88% 11/15/30
8
12,477,000 10,684,804
3.88% 05/15/32
8
2,566,000 2,160,552
4.38% 06/15/28
8
445,000 399,269
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
8
1,376,000 1,200,560

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Prestige Brands, Inc.
3.75% 04/01/31
8
$ 2,596,000 $ 2,156,835
Prime Healthcare Services, Inc.
7.25% 11/01/25
8
4,053,000 3,476,664
Teleflex, Inc.
4.25% 06/01/28
8
2,609,000 2,361,667
Tenet Healthcare Corp.
4.25% 06/01/29
8
1,207,000 1,020,132
4.63% 07/15/24 625,000 601,563
4.88% 01/01/26
8
600,000 555,000
5.13% 11/01/27
8
2,738,000 2,479,196
6.13% 10/01/28
8
675,000 582,137
6.13% 06/15/30
8
3,350,000 3,143,999
78,913,519
Industrials — 4.87%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
2,8
7,930,000 5,744,412
Artera Services LLC
9.03% 12/04/25
8
3,484,000 2,816,640
Ball Corp.
3.13% 09/15/31 3,091,000 2,499,881
Energizer Holdings, Inc.
4.38% 03/31/29
8
3,766,000 2,910,101
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
1.89% 08/15/36
1
1,300,000 1,032,535
Graham Packaging Co., Inc.
7.13% 08/15/28
8
3,286,000 2,640,640
OT Merger Corp.
7.88% 10/15/29
8
4,618,000 2,697,405
TransDigm, Inc.
4.63% 01/15/29 4,332,000 3,492,811
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
2,8
2,037,000 1,929,732
8.50% 08/15/27
2,8
2,695,000 2,543,406
28,307,563
Information Technology — 1.99%
Booz Allen Hamilton, Inc.
4.00% 07/01/29
8
2,816,000 2,494,449
MSCI, Inc.
3.63% 09/01/30
8
2,020,000 1,687,537
NCR Corp.
5.13% 04/15/29
8
3,403,000 2,890,712
5.25% 10/01/30
8
3,279,000 2,832,351
Science Applications International Corp.
4.88% 04/01/28
8
1,795,000 1,674,855
11,579,904
Insurance — 2.33%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
8
1,812,000 1,471,785
6.00% 08/01/29
8
3,540,000 2,801,025
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
8
$ 2,590,000 $ 2,311,264
AmWINS Group, Inc.
4.88% 06/30/29
8
3,261,000 2,696,297
AssuredPartners, Inc.
5.63% 01/15/29
8
3,389,000 2,717,678
HUB International Ltd.
7.00% 05/01/26
8
1,650,000 1,561,808
13,559,857
Materials — 4.26%
Allegheny Technologies, Inc.
5.13% 10/01/31 1,968,000 1,539,015
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
8
1,971,000 1,576,849
7.50% 09/30/29
8
2,579,000 1,805,788
Axalta Coating Systems, LLC
3.38% 02/15/29
8
3,451,000 2,821,607
Carpenter Technology Corp.
7.63% 03/15/30 1,615,000 1,491,415
Clearwater Paper Corp.
4.75% 08/15/28
8
2,671,000 2,327,232
EverArc Escrow SARL
(Luxembourg)
5.00% 10/30/29
2,8
3,490,000 2,942,314
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
2,8
3,474,000 2,900,198
SCIH Salt Holdings, Inc.
4.88% 05/01/28
8
808,000 675,690
SCIL IV LLC/SCIL USA Holdings LLC
5.38% 11/01/26
8
1,189,000 964,810
Valvoline, Inc.
3.63% 06/15/31
8
4,852,000 3,890,819
WR Grace Holdings, LLC
5.63% 08/15/29
8
2,450,000 1,809,938
24,745,675
Real Estate Investment Trust (REIT) — 2.39%
American Assets Trust LP
3.38% 02/01/31 3,431,000 2,931,846
American Campus Communities Operating Partnership LP
2.85% 02/01/30 860,000 820,005
GLP Capital LP/GLP Financing II, Inc.
5.75% 06/01/28 1,650,000 1,614,426
Iron Mountain Information Management Services, Inc.
5.00% 07/15/32
8
1,926,000 1,563,142
Iron Mountain, Inc.
4.50% 02/15/31
8
257,000 211,061
5.25% 07/15/30
8
865,000 754,756
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
8
295,000 254,295
4.63% 06/15/25
8
2,990,000 2,851,490
5.75% 02/01/27
8
3,000,000 2,869,526
13,870,547

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail — 4.13%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
4.00% 10/15/30
2,8
$ 4,511,000 $ 3,642,633
Asbury Automotive Group, Inc.
5.00% 02/15/32
8
2,124,000 1,738,851
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
8
3,700,000 3,158,875
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
8
4,469,000 3,452,303
FirstCash, Inc.
4.63% 09/01/28
8
1,250,000 1,081,662
5.63% 01/01/30
8
2,796,000 2,453,056
Michaels Cos., Inc. (The)
7.88% 05/01/29
8
3,171,000 2,099,234
Papa John's International, Inc.
3.88% 09/15/29
8
1,400,000 1,153,433
Sonic Automotive, Inc.
4.88% 11/15/31
8
4,973,000 3,760,005
Yum! Brands, Inc.
3.63% 03/15/31 841,000 708,399
4.63% 01/31/32 837,000 741,829
23,990,280
Services — 4.92%
Adtalem Global Education, Inc.
5.50% 03/01/28
8
1,809,000 1,624,928
Carriage Services, Inc.
4.25% 05/15/29
8
2,100,000 1,732,970
Gartner, Inc.
3.63% 06/15/29
8
2,071,000 1,787,928
GFL Environmental, Inc.
(Canada)
4.38% 08/15/29
2,8
2,442,000 1,969,216
HealthEquity, Inc.
4.50% 10/01/29
8
1,000,000 877,500
Hertz Corp. (The)
4.63% 12/01/26
8
2,126,000 1,782,630
5.00% 12/01/29
8
2,050,000 1,588,750
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
8
5,503,000 4,595,759
Rent-A-Center, Inc.
6.38% 02/15/29
8
5,286,000 4,149,510
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
8
2,968,000 2,801,048
Waste Pro USA, Inc.
5.50% 02/15/26
8
6,420,000 5,711,585
28,621,824
Transportation — 1.13%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
(Canada)
5.75% 04/20/29
2,8
983,000 844,161
Delta Air Lines, Inc./SkyMiles IP Ltd.
(Canada)
4.75% 10/20/28
2,8
1,510,000 1,427,543
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.50% 06/20/27
8
$ 2,211,000 $ 2,174,294
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 724,622 721,666
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 1,360,838 1,369,423
6,537,087
Total Corporates
(Cost $571,532,021) 501,132,658
Total Bonds — 94.22%
(Cost $624,118,417)
547,802,453
Issues Shares Value
COMMON STOCK — 1.13%
Communications — 0.61%
Intelsat Emergence SA
2,4,5,9
(Luxembourg) 125,435 3,543,539
Electric — 0.00%
Homer City Holdings LLC
†,4,5,13
502,908 —
Energy — 0.11%
Valaris Ltd.
9
15,493 654,424
Transportation — 0.41%
Hertz Global Holdings, Inc.
9
150,000 2,376,000
Total Common Stock
(Cost $33,622,933) 6,573,963
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,2,4,5,9
(Luxembourg) 13,135 —
Intelsat Jackson Holdings SA, Series
B
†,2,4,5,9
(Luxembourg) 13,135 —
—
Total Rights
(Cost $–) —
WARRANT — 0.01%
Intelsat Jackson Holdings SA,
2,4,5,9
(Luxembourg) 16 33

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues Shares Value
WARRANT — 0.01% (continued)
Entertainment — 0.01%
Cineworld Group PLC
2,9
(United Kingdom) 288,340 $ 46,048
Total Warrant
(Cost $60) 46,081
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 4.01%
Money Market Funds — 4.01%
Dreyfus Government Cash Management Fund
1.35%
14
21,311,000 21,311,000
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
1.38%
14
2,011,000 2,011,000
Total Short-Term Investments
(Cost $23,322,000) 23,322,000
Total Investments - 99.37%
(Cost $681,063,410) 577,744,497
Net unrealized depreciation on unfunded commitments
- (0.01)% (32,317)
Cash and Other Assets, Less Liabilities - 0.64% 3,741,741
Net Assets - 100.00% $ 581,453,921
1
Floating rate security. The rate disclosed was in effect at June 30, 2022.
2
Foreign denominated security issued by foreign domiciled entity.
3
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $263,367, at an interest rate of 3.75% and a maturity of July 17, 2028. The investment is not accruing an unused commitment fee.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $8,876,005, which is 1.53% of total net assets.
6
Perpetual security with no stated maturity date.
7
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
8
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
9
Non-income producing security.
10
Security is currently in default with regard to scheduled interest or principal payments.
11
Zero coupon bond. The rate shown is the effective yield as of June 30, 2022.
12
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.25% cash or 12.00% payment-in-kind interest.
13
Affiliated investment.
14
Represents the current yield as of June 30, 2022.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PIK): Payment In Kind
(SOFR): Secured Overnight Financing Rate
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 323,671 EUR 303,000 Citigroup Global Markets, Inc. 07/08/22 $ 6,732
USD 3,829,324 EUR 3,488,000 Goldman Sachs International 07/08/22 180,870
USD 1,952,247 EUR 1,842,000 Citigroup Global Markets, Inc. 10/07/22 12,535
200,137
EUR 1,937,000 USD 2,038,572 Citigroup Global Markets, Inc. 07/08/22 (12,465)
EUR 1,854,000 USD 2,024,422 Goldman Sachs International 07/08/22 (85,135)
(97,600)
NET UNREALIZED APPRECIATION $ 102,537

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 613 09/30/22 $ 68,809,250 $ 733,241 $ 733,241
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond 117 09/21/22 (18,058,219) 312,712 312,712
U.S. Treasury Ten-Year Ultra Bond 54 09/21/22 (6,878,250) (103,814) (103,814)
(24,936,469) 208,898 208,898
TOTAL FUTURES CONTRACTS $ 43,872,781 $ 942,139 $ 942,139
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 06/30/22
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30
5
5.00% 3 Months 120
Credit Suisse
First Boston
International 06/20/23 $ 1,985 $ 75,182 $ 63,400 $ 11,782
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 3,995 190,749 180,712 10,037
TOTAL $ 265,931 $ 244,112 $ 21,819
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
HIGH YIELD BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 23,322,000 $ — $ — $ 23,322,000
Long-Term Investments:
Bank Loans — 45,022,023 1,647,772 46,669,795
Common Stock 3,030,424 — 3,543,539 6,573,963
Corporates — 497,447,997 3,684,661 501,132,658
Rights — — — —
Warrant — 46,048 33 46,081
Other Financial Instruments
*
Assets:
Credit contracts — 190,749 75,182 265,931
Foreign currency exchange contracts — 200,137 — 200,137
Interest rate contracts 1,045,953 — — 1,045,953
Liabilities:
Foreign currency exchange contracts — (97,600) — (97,600)
Interest rate contracts (103,814) — — (103,814)
Total $ 27,294,563 $ 542,809,354 $ 8,951,187 $ 579,055,104
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures.

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
11 / June 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
HIGH YIELD
BOND FUND
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS WARRANT
Balance as of
April 1, 2022 $ 4,460,910 $ 3,763,050 $ 4,007,877 $ 94,040 $ 51
Accrued discounts/premiums — — — — —
Realized gain (loss) — — — — —
Change in unrealized appreciation (depreciation)* (751,809) (219,511) (323,216) 472 (18)
Purchases 1,171 — — — —
Sales — — — (19,330) —
Transfers into Level 3** — — — — —
Transfers out of Level 3** (2,062,500) — — — —
Balance as of
June 30, 2022
$ 1,647,772 $ 3,543,539 $ 3,684,661 $ 75,182 $ 33
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $(1,191,380) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $2,062,500 transferred from level 3 to level 2 in the disclosure hierarchy.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
HIGH YIELD BOND FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Bank Loans $1,647,772 Third-Party Vendor Vendor Prices $68.60 $68.60 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $3,543,539 Third-Party Vendor Vendor Prices $28.25 $28.25 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $3,684,661 Third-Party Vendor Vendor Prices $85.50 $85.50 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
Warrant $33 Third-Party Vendor Vendor Prices $2.08 $2.08 Increase
Credit Default Swaps $75,182 Broker Quote Offered Quote $3.65 $3.65 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended June 30, 2022 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC $— $— $— $— $— $— $—

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 12
COMMITMENTS AND CONTINGENCIES
The High Yield Bond Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2022:
HIGH YIELD BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED (LOSS)
Aveanna Healthcare LLC, Delayed-Draw Term Loan B, 1st Lien July 2028 $ 263,367 $ (32,317)
Total Unfunded Commitments $ 263,367 $ (32,317)